Submission	Mar. 13, 2025
Submission [Line Items]
Central Index Key	0000915191
Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES